Fees Summary	Nov. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 28,707,943.34
Total Fee Amount	2,497.59
Total Offset Amount	0.00
Net Fee	$ 2,497.59
Offering Table N/A
Offset Table N/A	N/A